Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 169,462	$ 135,926
Total accumulated amortization	(111,333)	(88,584)
Subtotal	58,129	47,342
Goodwill	11,897	7,227
Net intangible assets including goodwill	70,026	54,569
Total amortization expense	18,683	12,497	$ 10,932
Estimated aggregate amortization expense for 2024	29,359
Estimated aggregate amortization expense for 2025	18,357
Estimated aggregate amortization expense for 2026	5,030
Estimated aggregate amortization expense for 2027	3,379
Estimated aggregate amortization expense for 2028	649
Estimated aggregate amortization expense for thereafter	1,355
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	4,876	4,018
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,276	1,276
Mexico
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,916	1,000
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,755	874
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	74	59
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	129,581	102,421
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	17,671	14,804
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	21,270	16,761
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 940	$ 1,940